Long-Term Debt And Lease Liabilities (Maturity Analysis For Operating and Finance Lease Liabilities) (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Long-Term Debt And Lease Liabilities [Abstract]
2020	$ 32
2021	43	$ 42
Total lease payments	75	42
Less imputed interest	(2)	(1)
Total operating lease liabilities	73	41
2020	33
2021	56	65
2021		39
Total lease payments	89	104
Lease liabilities - current	59	61
Lease liabilities - noncurrent	30	41
Total finance lease liabilities	$ 89	$ 102